                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Barry Feirstein
Address: 767 Third Avenue, 28th Floor
         New York, New York  10017


Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein      New York, New York   8/14/2000
    _______________________  ____________________ _______________
       [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $768,057
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                                                        SHARED       (c)
                       TITLE     CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)    (b)     (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE   SHARED   NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----   ------   ----

4 KIDS ENTERTAINMENT   Common    350865101 10,425,000     400,000  X                                         400,000
ABOUT.COM INC          Common    003736105  3,937,500     125,000  X                                         125,000
ACTEL CORP             Common    004934105  18,250,000    400,000  X                                         400,000
ACTIONPOINT INC        Common    00504A108   1,162,500    150,000  X                                         150,000
ALKERMES INC           Common    01642T108  21,206,250    450,000  X                                         450,000
AT HOME CORP           Common    045919107  10,375,000    500,000  X                                         500,000
AVISTA CORP            Common    05379B107  38,723,456  2,220,700  X                                       2,220,700
CAPSTONE TURBINE CORP  Common    14067D102   4,506,250    100,000  X                                         100,000
CARNIVAL CORP          Common    143658102   9,750,000    500,000  X                                         500,000
CASH AMERICA INTER-
  NATIONAL             Common    14754D100  22,125,000  3,000,000  X                                       3,000,000
CEPHALON INC           Common    156708109  23,950,000    400,000  X                                         400,000
CHECKFREE HOLDINGS
   CORP                Common    162816102  10,312,500    200,000  X                                         200,000
CIRCUIT CITY STORES    Common    172737108   9,956,250    300,000  X                                         300,000
CIRCUIT CITY STORES
   INC- CARMAX GROUP   Common    172737306     337,500    100,000  X                                         100,000
CNET NETWORKS INC.     Common    12613R104   2,456,250    100,000  X                                         100,000
COBALT NETWORKS
  INC. COM             Common    19074R101   1,446,875     25,000  X                                          25,000
CORVAS INT'L           Common    221005101   4,500,000    375,000  X                                         375,000
CYBERCASH INC.         Common    232462101   1,971,250    415,000  X                                         415,000
DELL COMPUTER          Common    247025109  14,793,750    300,000  X                                         300,000
DIGENE CORP            Common    253752109  35,328,125    875,000  X                                         875,000
ETRADE GROUP INC       Common    269246104   6,600,000    400,000  X                                         400,000
EARTHWEB INC COM       Common    27032C108   8,295,000    592,500  X                                         592,500
EASTMAN CHEMICAL       Common    277432100  47,750,000  1,000,000  X                                       1,000,000
EMISPHERE TECHNOLOGIES Common    291345106  13,848,047    325,000  X                                         325,000
ESPEED INC CL A        Common    296643109  17,375,000    400,000  X                                         400,000
FREMONT GEN            Common    357288109   2,756,250    700,000  X                                         700,000
GEMSTAR INTL GROUP
   LTD ORD             Common    36866W106  12,290,625    200,000  X                                         200,000
GENENTECH INC          Common    368710406  17,200,000    100,000  X                                         100,000
GLOBAL TELESYSTEMS
   GROUP               Common    37936U104   1,206,250    100,000  X                                         100,000
HISPANIC BROADCASTING
   CORP                Common    43357B104   1,656,250     50,000  X                                          50,000


                                4




ICG COMMUNICATIONS     Common    449246107   2,206,250    100,000  X                                         100,000
INFORMATION RES ENGR   Common    45675F303   7,575,000    300,000  X                                         300,000
INFOSPACE COM INC      Common    45678T102   1,381,250     25,000  X                                          25,000
INTEGRATED DEVICE
   TECH INC            Common    458118106   8,981,250    150,000  X                                         150,000
INTEL CORP             Common    458140100  26,737,500    200,000  X                                         200,000
INTERMEDIA COMMUNI-
  CATION COM           Common    458801107   2,975,000    100,000  X                                         100,000
INTERNET CAPITAL
  GROUP INC.           Common    46059C106     925,391     25,000  X                                          25,000
IOMEGA CORP            Common    462030107     400,000    100,000  X                                         100,000
JDS UNIPHASE CORP      Common    46612J101  11,987,500    100,000  X                                         100,000
JUPITER COMMUNICATIONS
   INC                 Common    482050101   2,990,000    130,000  X                                         130,000
KOS PHARMACEUTICALS    Common    500648100   2,409,375    150,000  X                                         150,000
MEDIA METRIX INC       Common    58440X103   2,925,313    115,000  X                                         115,000
MICRON TECHNOLOGY INC  Common    595112103  26,418,750    300,000  X                                         300,000
MUTUAL RISK MGMT LTD   Common    628351108   6,925,000    400,000  X                                         400,000
MYPOINTS. COM INC.     Common    62855T102  13,267,188    700,000  X                                         700,000
NEXTCARD INC           Common    65332K107  11,050,000  1,300,000  X                                       1,300,000
NIKU CORP              Common    654113109   1,687,500     50,000  X                                          50,000
NTL INC                Common    629407107   8,981,250    150,000  X                                         150,000
OSI PHARMACEUTICALS
   INC.                Common    671040103   2,881,250    100,000  X                                         100,000
PACIFIC SUNWEAR OF
  CALIFORNIA           Common    694873100   3,750,000    200,000  X                                         200,000
PALM INC.              Common    696642107     834,375     25,000  X                                          25,000
PHARMACYCLICS INC.     Common    716933106  24,400,000    400,000  X                                         400,000
PRICELINE.COM          Common    741503106  75,968,750  2,000,000  X                                       2,000,000
QLOGIC CORP            Common    747277101   6,606,250    100,000  X                                         100,000
QLT INC.               Common    746927102  30,925,000    400,000  X                                         400,000
RAMBUS INC.            Common    750917106   2,575,000     25,000  X                                          25,000
SANGAMO BIOSCIENCES
   INC                 Common    800677106   1,381,250     50,000  X                                          50,000
SIRIUS SATELLITE
  RADIO INC            Common    82966U103  13,293,750    300,000  X                                         300,000
SONUS NETWORKS INC.    Common    835916107  15,787,500    100,000  X                                         100,000
STRATEGIC DISTRIBUTION Common    862701208   6,006,250  3,100,000  X                                       3,100,000
STUDENT ADVANTAGE INC. Common    86386Q105   1,462,500    200,000  X                                         200,000
SYMYX TECHNOLOGIES
   INC.                Common    87155S108   4,260,938    100,000  X                                         100,000
THREE FIVE SYS INC     Common    88554L108  17,700,000    300,000  X                                         300,000
TITAN PHARMACEUTICALS
   INC.                Common    888314101  15,050,000    350,000  X                                         350,000
TMP WORLDWIDE INC      Common    872941109   3,690,625     50,000  X                                          50,000
USINTERNETWORKING INC  Common    917311805     510,938     25,000  X                                          25,000
WELLMAN INC            Common    949702104  16,187,500  1,000,000  X                                       1,000,000
WILLIAMS COS INC.      Common    969457100   3,876,938     93,000  X                                          93,000
ZORAN CORP             Common    98975F101   6,593,750    100,000  X                                         100,000




                                5
























































                                                                6
00618001.BX4